Fair Values of Postretirement Benefit Plan Assets by Asset Class (Detail) (Other Postretirement Benefit Plans, Defined Benefit) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Cash USD ($)	Mar. 31, 2012 Cash JPY (¥)	Mar. 31, 2011 Cash JPY (¥)	Mar. 31, 2012 Foreign equity securities USD ($)	Mar. 31, 2012 Foreign equity securities JPY (¥)	Mar. 31, 2011 Foreign equity securities JPY (¥)	Mar. 31, 2012 Pooled funds equity securities USD ($)	Mar. 31, 2012 Pooled funds equity securities JPY (¥)	Mar. 31, 2011 Pooled funds equity securities JPY (¥)	Mar. 31, 2012 Government bonds and municipal bonds USD ($)	Mar. 31, 2012 Government bonds and municipal bonds JPY (¥)	Mar. 31, 2011 Government bonds and municipal bonds JPY (¥)	Mar. 31, 2012 Corporate bonds USD ($)	Mar. 31, 2012 Corporate bonds JPY (¥)	Mar. 31, 2011 Corporate bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Cash USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Cash JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Cash JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Foreign equity securities USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Foreign equity securities JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Foreign equity securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Pooled funds equity securities USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Pooled funds equity securities JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Pooled funds equity securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Government bonds and municipal bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Government bonds and municipal bonds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Government bonds and municipal bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Corporate bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Corporate bonds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Corporate bonds JPY (¥)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	$ 76,890	¥ 6,305,000	$ 65,256	¥ 5,351,000	¥ 6,152,000	$ 3,427	¥ 281,000	¥ 283,000	$ 9,951	¥ 816,000	¥ 650,000	$ 17,402	¥ 1,427,000	¥ 1,101,000	$ 33,842	¥ 2,775,000	¥ 2,276,000	$ 12,268	¥ 1,006,000	¥ 1,041,000	$ 30,780	¥ 2,524,000	¥ 2,034,000	$ 3,427	¥ 281,000	¥ 283,000	$ 9,951	¥ 816,000	¥ 650,000	$ 17,402	¥ 1,427,000	¥ 1,101,000	$ 46,110	¥ 3,781,000	¥ 3,317,000	$ 33,842	¥ 2,775,000	¥ 2,276,000	$ 12,268	¥ 1,006,000	¥ 1,041,000